The margin defined for each performance obligation from the transmission concession contract is as follows: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Construction and upgrades revenue	R$ 252	R$ 201	R$ 312	[1]
Construction and upgrades costs	(183)	(147)	(220)	[1]
Margin	R$ 69	R$ 54	R$ 92	[1]
Mark-up (%)	37.40%	36.73%	41.82%
Operation and maintenance revenue	R$ 355	R$ 279	R$ 352	[1]
Operation and maintenance cost	(235)	(223)	(388)	[1]
Margin	R$ 120	R$ 56	R$ (36)	[1]
Mark-up (%)	50.88%	25.11%	9.28%

[1]	The negative margin observed in 2019 related to the performance obligation to operate and maintain is due the recognition of the non-recurring tax provision, in the amount of R$135.